Janus Henderson International Managed Volatility Fund

Schedule of Investments (unaudited)

September 30, 2019

Shares		Value
Common Stocks – 98.8%
Aerospace & Defense – 0.9%
Airbus SE	2,261	$293,713
Elbit Systems Ltd	1,716	283,919
Singapore Technologies Engineering Ltd	159,600	443,526
		1,021,158
Air Freight & Logistics – 0.1%
SG Holdings Co Ltd	3,600	88,077
Banks – 4.2%
Bank Hapoalim BM*	46,856	368,533
Bank Leumi Le-Israel BM	253,694	1,802,632
DBS Group Holdings Ltd	6,100	110,363
Hang Seng Bank Ltd	65,100	1,403,751
Israel Discount Bank Ltd	59,033	259,343
Mediobanca Banca di Credito Finanziario SpA	6,355	69,395
Mizrahi Tefahot Bank Ltd	20,847	517,875
		4,531,892
Beverages – 3.9%
Carlsberg A/S	3,756	555,281
Coca-Cola Amatil Ltd	78,692	565,530
Coca-Cola European Partners PLC	28,821	1,598,124
Diageo PLC	21,057	862,761
Heineken Holding NV	1,559	155,203
Heineken NV	2,279	246,279
Pernod Ricard SA	1,456	259,275
		4,242,453
Building Products – 0.5%
Geberit AG	281	134,220
Kingspan Group PLC	3,721	181,670
LIXIL Group Corp	10,600	186,292
		502,182
Capital Markets – 1.8%
3i Group PLC	52,405	751,477
ASX Ltd	11,477	627,861
Deutsche Boerse AG	1,236	193,159
Hong Kong Exchanges & Clearing Ltd	2,200	64,561
London Stock Exchange Group PLC	1,927	173,117
Partners Group Holding AG	97	74,446
Singapore Exchange Ltd	16,300	99,914
		1,984,535
Chemicals – 1.4%
Air Liquide SA	1,161	165,243
Givaudan SA	244	680,794
Hitachi Chemical Co Ltd	7,200	234,761
Sika AG (REG)	1,630	238,505
Taiyo Nippon Sanso Corp	9,800	197,885
		1,517,188
Commercial Services & Supplies – 1.1%
Brambles Ltd	25,890	199,165
Edenred	3,987	191,312
Secom Co Ltd	9,100	829,783
		1,220,260
Construction & Engineering – 0.2%
Ferrovial SA	6,467	186,835
Diversified Telecommunication Services – 3.2%
Cellnex Telecom SA (144A)*	5,167	213,415
Elisa Oyj	16,793	865,637
HKT Trust & HKT Ltd	656,000	1,041,230
Nippon Telegraph & Telephone Corp	3,800	181,230
Proximus SADP	13,037	387,160
Singapore Telecommunications Ltd	66,600	149,414
Spark New Zealand Ltd	36,800	101,593
Swisscom AG (REG)	347	171,205
Telstra Corp Ltd	177,620	420,702
		3,531,586
Electric Utilities – 8.4%
Chugoku Electric Power Co Inc	15,900	204,284
CK Infrastructure Holdings Ltd	57,500	387,002
CLP Holdings Ltd	287,000	3,015,560
EDP - Energias de Portugal SA	13,925	54,055

Shares		Value
Common Stocks – (continued)
Electric Utilities – (continued)
Endesa SA	28,691	$754,796
Enel SpA	114,594	855,584
HK Electric Investments & HK Electric Investments Ltd	421,000	401,259
Iberdrola SA	85,872	892,410
Orsted A/S (144A)	11,328	1,052,960
Power Assets Holdings Ltd	112,000	752,383
Red Electrica Corp SA	12,287	249,529
Terna Rete Elettrica Nazionale SpA	84,693	544,007
		9,163,829
Electronic Equipment, Instruments & Components – 0.8%
Halma PLC	6,817	165,173
Hitachi High-Technologies Corp	1,700	98,122
Ingenico Group SA	4,315	420,872
Kyocera Corp	2,700	167,454
		851,621
Entertainment – 0.6%
Toho Co Ltd/Tokyo	15,600	683,249
Equity Real Estate Investment Trusts (REITs) – 13.7%
CapitaLand Commercial Trust	326,900	489,711
Covivio	4,268	451,638
Daiwa House REIT Investment Corp	272	764,851
Dexus	106,983	861,252
Goodman Group	128,374	1,228,368
GPT Group	184,639	767,502
Japan Prime Realty Investment Corp	132	626,362
Japan Real Estate Investment Corp	215	1,441,819
Japan Retail Fund Investment Corp	354	748,538
Link REIT	264,500	2,917,515
Nippon Building Fund Inc	224	1,719,730
Nippon Prologis REIT Inc	205	561,470
Nomura Real Estate Master Fund Inc	616	1,112,230
Segro PLC	11,617	115,789
Stockland	53,459	164,137
Suntec Real Estate Investment Trust	107,800	148,227
United Urban Investment Corp	438	838,646
		14,957,785
Food & Staples Retailing – 2.0%
Colruyt SA	5,635	308,770
ICA Gruppen AB	4,851	224,184
Koninklijke Ahold Delhaize NV	12,305	307,826
METRO AG	23,668	373,488
Welcia Holdings Co Ltd	3,200	161,021
Woolworths Group Ltd	30,909	777,564
		2,152,853
Food Products – 5.9%
A2 Milk CO LTD*	48,392	401,691
Barry Callebaut AG (REG)	84	173,253
Chocoladefabriken Lindt & Spruengli AG (PC)	26	192,042
Chocoladefabriken Lindt & Spruengli AG (REG)	1	82,782
Danone SA	2,282	200,993
Kerry Group PLC	10,876	1,271,790
Mowi ASA	60,233	1,390,171
Nestle SA (REG)	14,151	1,535,649
NH Foods Ltd	4,200	168,800
Nisshin Seifun Group Inc	3,600	66,532
Orkla ASA	7,378	67,140
Toyo Suisan Kaisha Ltd	4,400	176,228
Vitasoy International Holdings Ltd	38,000	153,939
Wilmar International Ltd	191,900	518,011
		6,399,021
Gas Utilities – 4.1%
APA Group	13,397	103,602
Hong Kong & China Gas Co Ltd	1,359,168	2,649,836
Naturgy Energy Group SA	30,102	798,477
Snam SpA	181,382	916,003
Tokyo Gas Co Ltd	1,900	47,882
		4,515,800
Health Care Equipment & Supplies – 1.2%
Asahi Intecc Co Ltd	5,700	149,578
Coloplast A/S	1,618	194,906
Hoya Corp	1,600	130,519
Olympus Corp	16,000	215,484
Smith & Nephew PLC	3,731	89,850

Shares		Value
Common Stocks – (continued)
Health Care Equipment & Supplies – (continued)
Sonova Holding AG (REG)	2,050	$476,649
		1,256,986
Health Care Providers & Services – 0.7%
Alcon Inc*	3,399	198,258
Ramsay Health Care Ltd	4,034	176,585
Sonic Healthcare Ltd	15,301	289,620
Suzuken Co Ltd/Aichi Japan	1,500	80,474
		744,937
Hotels, Restaurants & Leisure – 2.0%
Compass Group PLC	19,232	494,826
InterContinental Hotels Group PLC	2,777	173,249
McDonald's Holdings Co Japan Ltd	10,800	522,468
Oriental Land Co Ltd/Japan	6,000	912,404
Sodexo SA	860	96,534
		2,199,481
Household Durables – 0.4%
Barratt Developments PLC	2,543	20,257
Husqvarna AB	3,458	26,311
Sekisui House Ltd	10,500	206,387
Techtronic Industries Co Ltd	32,000	222,724
		475,679
Household Products – 0.2%
Essity AB	6,518	190,284
Independent Power and Renewable Electricity Producers – 0.5%
Meridian Energy Ltd	151,764	494,023
Industrial Conglomerates – 1.3%
Jardine Matheson Holdings Ltd	16,300	872,050
Keihan Holdings Co Ltd	12,900	573,347
		1,445,397
Information Technology Services – 0.8%
Fujitsu Ltd	2,700	216,155
NTT Data Corp	12,600	162,468
Obic Co Ltd	1,500	170,937
Wix.com Ltd*	2,587	302,006
		851,566
Insurance – 5.2%
Admiral Group PLC	11,350	295,516
Ageas	3,706	205,494
Assicurazioni Generali SpA	10,844	210,120
Baloise Holding AG	496	88,880
Direct Line Insurance Group PLC	41,417	152,844
Gjensidige Forsikring ASA	20,634	409,186
Hannover Rueck SE	2,909	491,702
Insurance Australia Group Ltd	21,166	112,834
Japan Post Holdings Co Ltd	13,200	121,487
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,496	387,043
Poste Italiane SpA (144A)	57,737	656,274
Sony Financial Holdings Inc	12,800	277,288
Swiss Life Holding AG	2,633	1,258,974
Swiss Re AG	1,711	178,508
Tokio Marine Holdings Inc	800	42,764
Tryg A/S	17,772	509,388
Zurich Insurance Group AG	595	227,791
		5,626,093
Interactive Media & Services – 0.4%
Auto Trader Group PLC (144A)	65,772	412,353
Internet & Direct Marketing Retail – 0.2%
Rakuten Inc	25,500	251,202
Leisure Products – 0.3%
Bandai Namco Holdings Inc#	6,000	373,508
Machinery – 0.9%
Alstom SA	3,662	151,772
Mitsubishi Heavy Industries Ltd	11,800	461,915
Spirax-Sarco Engineering PLC	3,859	372,157
		985,844
Media – 0.4%
Informa PLC	24,877	260,553
Telenet Group Holding NV	3,623	170,963
		431,516
Metals & Mining – 3.5%
BHP Group Ltd	6,008	148,870
BHP Group PLC	5,153	109,740
Evraz PLC	12,347	70,973

Shares		Value
Common Stocks – (continued)
Metals & Mining – (continued)
Fortescue Metals Group Ltd	232,025	$1,377,821
Newcrest Mining Ltd	45,206	1,060,049
Rio Tinto Ltd	8,807	550,735
Rio Tinto PLC	9,676	500,649
		3,818,837
Multiline Retail – 0.5%
Next PLC	978	74,372
Pan Pacific International Holdings Corp	23,200	387,346
Wesfarmers Ltd	3,026	81,269
		542,987
Multi-Utilities – 0.7%
National Grid PLC	31,527	341,791
Suez	18,173	285,686
Veolia Environnement SA	7,074	179,317
		806,794
Oil, Gas & Consumable Fuels – 1.4%
Neste Oyj	46,903	1,552,358
Personal Products – 2.0%
Beiersdorf AG	4,107	484,282
Kao Corp	1,700	125,546
L'Oreal SA	588	164,622
Shiseido Co Ltd	2,700	215,505
Unilever NV	9,612	577,705
Unilever PLC	11,014	662,083
		2,229,743
Pharmaceuticals – 2.6%
AstraZeneca PLC	1,278	114,074
Daiichi Sankyo Co Ltd	13,800	868,515
GlaxoSmithKline PLC	4,084	87,587
Novartis AG	1,794	155,595
Recordati SpA	17,142	735,298
Roche Holding AG	3,146	915,770
		2,876,839
Professional Services – 1.8%
Adecco Group AG	2,868	158,720
Experian PLC	6,014	192,145
Recruit Holdings Co Ltd	4,600	139,817
RELX PLC	27,310	648,783
SEEK Ltd	12,568	182,085
Teleperformance	133	28,829
Wolters Kluwer NV	8,831	644,617
		1,994,996
Real Estate Management & Development – 2.8%
Azrieli Group Ltd	8,534	669,598
Hang Lung Properties Ltd	67,000	152,166
Henderson Land Development Co Ltd	61,600	286,877
Hongkong Land Holdings Ltd	25,100	141,062
Hysan Development Co Ltd	36,000	145,148
Swire Pacific Ltd	74,000	688,778
Swire Properties Ltd	102,200	320,781
Swiss Prime Site AG (REG)*	2,826	276,567
Vonovia SE	1,625	82,437
Wharf Real Estate Investment Co Ltd	18,000	98,297
Wheelock & Co Ltd	26,000	148,121
		3,009,832
Road & Rail – 4.1%
Central Japan Railway Co	500	102,766
ComfortDelGro Corp Ltd	265,000	460,269
Keio Corp	7,000	435,760
Keisei Electric Railway Co Ltd	3,800	156,239
Kintetsu Group Holdings Co Ltd	15,900	828,018
Kyushu Railway Co	1,500	47,799
MTR Corp Ltd	198,000	1,111,579
Nagoya Railroad Co Ltd	19,900	594,552
Odakyu Electric Railway Co Ltd	7,700	184,327
West Japan Railway Co	6,500	548,992
		4,470,301
Semiconductor & Semiconductor Equipment – 0.2%
Advantest Corp	4,100	181,089
Software – 2.5%
Check Point Software Technologies Ltd*	9,729	1,065,325
CyberArk Software Ltd*	2,776	277,100
Nice Ltd*	7,007	999,933

Shares		Value
Common Stocks – (continued)
Software – (continued)
Sage Group PLC	46,826	$397,992
		2,740,350
Specialty Retail – 1.5%
Fast Retailing Co Ltd	2,000	1,187,864
Hikari Tsushin Inc	1,400	302,766
Yamada Denki Co Ltd	21,400	103,526
		1,594,156
Technology Hardware, Storage & Peripherals – 0.3%
FUJIFILM Holdings Corp	8,700	381,445
Textiles, Apparel & Luxury Goods – 2.2%
adidas AG	2,011	626,027
EssilorLuxottica SA	1,148	165,457
Hermes International	1,592	1,099,965
Puma SE	6,589	509,829
		2,401,278
Trading Companies & Distributors – 0%
ITOCHU Corp	1,600	33,018
Transportation Infrastructure – 2.9%
Aena SME SA (144A)	1,239	226,844
Atlantia SpA	25,118	607,420
Auckland International Airport Ltd	30,091	172,359
Getlink SE	30,646	460,224
Kamigumi Co Ltd	4,500	101,896
Sydney Airport	89,650	485,782
Transurban Group	108,155	1,072,121
		3,126,646
Water Utilities – 1.1%
Severn Trent PLC	16,143	429,636
United Utilities Group PLC	74,561	756,911
		1,186,547
Wireless Telecommunication Services – 1.4%
KDDI Corp	6,600	172,463
NTT DOCOMO Inc	47,200	1,201,939
Tele2 AB	11,180	166,430
		1,540,832
Total Common Stocks (cost $96,544,447)		107,777,241
Investment Companies – 1.1%
Investments Purchased with Cash Collateral from Securities Lending – 0.3%
Janus Henderson Cash Collateral Fund LLC, 1.7248%ºº,£	281,650	281,650
Money Markets – 0.8%
Janus Henderson Cash Liquidity Fund LLC, 2.0434%ºº,£	909,000	909,000
Total Investment Companies (cost $1,190,650)		1,190,650
Total Investments (total cost $97,735,097) – 99.9%		108,967,891
Cash, Receivables and Other Assets, net of Liabilities – 0.1%		98,721
Net Assets – 100%		$109,066,612

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
Japan	$24,474,819	22.5%
Hong Kong	16,974,619	15.6
Australia	11,253,454	10.3
United Kingdom	8,726,658	8.0
Switzerland	7,218,608	6.6
Israel	6,546,264	6.0
France	4,615,452	4.2
Italy	4,594,101	4.2
Netherlands	3,529,754	3.2
Spain	3,322,306	3.1
Germany	3,147,967	2.9
Singapore	2,419,435	2.2
Finland	2,417,995	2.2
Denmark	2,312,535	2.1
Norway	1,866,497	1.7
Ireland	1,453,460	1.3
United States	1,190,650	1.1

New Zealand	1,169,666	1.1
Belgium	1,072,387	1.0
Sweden	607,209	0.6
Portugal	54,055	0.1

Total	$108,967,891	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/19
Investment Companies - 1.1%
Investments Purchased with Cash Collateral from Securities Lending - 0.3%
Janus Henderson Cash Collateral Fund LLC, 1.7248%ºº	$1,800∆	$-	$-	$281,650
Money Markets - 0.8%
Janus Henderson Cash Liquidity Fund LLC, 2.0434%ºº	4,295	82	-	909,000
Total Affiliated Investments - 1.1%	$6,095	$82	$-	$1,190,650

	Share Balance at 6/30/19	Purchases	Sales	Share Balance at 9/30/19
Investment Companies - 1.1%
Investments Purchased with Cash Collateral from Securities Lending - 0.3%
Janus Henderson Cash Collateral Fund LLC, 1.7248%ºº	2,235,123	1,373,569	(3,327,042)	281,650
Money Markets - 0.8%
Janus Henderson Cash Liquidity Fund LLC, 2.0434%ºº	-	11,140,380	(10,231,380)	909,000

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company
PC	Participation Certificate
PLC	Public Limited Company
REG	Registered

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended September 30, 2019 is $2,561,846, which represents 2.3% of net assets.

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of September 30, 2019.

#	Loaned security; a portion of the security is on loan at September 30, 2019.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of September 30, 2019.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks
Aerospace & Defense	$737,239	$283,919	$-
Banks	1,583,509	2,948,383	-
Real Estate Management & Development	2,340,234	669,598	-
Software	1,740,417	999,933	-
All Other	96,474,009	-	-
Investment Companies	-	1,190,650	-
Total Assets	$102,875,408	$6,092,483	$-

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2019 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.